                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08084
                                  ---------------------------------------------

                            Growth & Income Portfolio
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------

Date of reporting period: January 1, 2003 through June 30, 2003
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


SEMI-ANNUAL REPORT JUNE 30 (UNAUDITED) 2003


U.S. EQUITY FUNDS

GROWTH AND INCOME FUND


[JP MORGAN FLEMING ASSET MANAGEMENT LOGO]

[JP MORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

JPMorgan Growth and Income Fund
  Fund Commentary                                   3

Financial Statements                                6

Notes to Financial Statements                       9

Financial Highlights                               15

Growth and Income Portfolio of Investments         19

Financial Statements                               22

Notes to Financial Statements                      25

Supplementary Data                                 29

HIGHLIGHTS

-  Quicker than expected war sparks relief rally

-  Liquidity and positive Q1 earnings support investor sentiment

-  Economic data remains mixed

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN GROWTH AND INCOME FUND

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Growth and Income Fund for the six months ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY
Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the S&P Small Cap 600 Index of small company stocks was up 12.92%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK
From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history.

[SIDENOTE]

From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

[PHOTO]

In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,


/s/ George C.W. Gatch


George C.W. Gatch
President
JPMorgan Funds


JPMORGAN FUNDS

JPMORGAN GROWTH AND INCOME FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                         9/23/1987
Fiscal Year End                      DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                     $        713.1
Primary Benchmark                  S&P 500/BARRA
                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, gained 10.96% (Class A shares, without sales charge) during the six months ended June 30, 2003. This compares to a return of 12.29% from the S&P 500/BARRA Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's underperformance was mostly attributable to its adverse stock selection and underweight position in the information technology and telecommunications sector. Adept stock selection in the consumer discretionary sector enhanced the fund's relative return.

   Amongst the portfolio's main detractors was Freddie Mac, the government-sponsored mortgage company. Earnings restatements, management resignations and the subsequent political machinations combined to push Freddie Mac down for the quarter. We are awaiting final restatements to prior year's earnings, which should boost earnings going back three years. Although the news surrounding Freddie Mac has been dramatic, its current valuation discounts a lot of the negative news. However, we felt it prudent to reduce the position until we gain more clarity on the extent of the problem.

   The top contributor for the period was Citigroup, which posted strong first-quarter earnings, beating consensus Wall Street expectations. Credit cards and retail banking segments remained the company's primary growth drivers.

Q: HOW WAS THE FUND MANAGED?

A: We continue to favor consumer discretionary names as the best way to play an economic recovery. First, lower interest rates and taxes act as a direct infusion into consumers' bank accounts. Second, consumer confidence and real incomes are rising. Third, many of these names have easy compares and remain attractively priced.

   Despite the market's climb we found high quality companies in which to invest. Holdings such as Pfizer, Wyeth, PepsiCo, and Qualcomm incorporated concerns into their prices rather than the high returns and durable business models that we see. We also found traditional value plays: companies in lower growth industries that possess strong balance sheets and generate excess cash flow. Holdings in this area include Altria Group, Mattel, Autozone, and Automatic Data Processing.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                      33.80%
Consumer Goods & Services                22.20%
Energy                                   11.60%
Industrial Products & Services            7.80%
Telecommunications                        7.50%
Technology                                6.20%
Utilities                                 3.80%
Short-Term Investments                    3.20%
Pharmaceuticals                           1.70%
REITs                                     1.30%
Health Services & Systems                 0.90%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Citigroup, Inc.                             4.6%

 2. Exxon Mobil Corp.                           4.2%

 3. American International Group, Inc.          2.8%

 4. SBC Communications, Inc.                    2.2%

 5. Verizon Communications, Inc.                2.2%

 6. ChevronTexaco Corp.                         2.1%

 7. U.S. Bancorp                                1.9%

 8. AOL Time Warner, Inc.                       1.9%

 9. Liberty Media Corp., Class A                1.9%

10. Golden West Financial Corp.                 1.9%

Top 10 equity holdings comprised 25.7% of the Portfolio's market value of investments ($281,141 in thousands). As of June 30, 2003, the Fund held 91 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                       1 YEAR          3 YEARS         5 YEARS      10 YEARS
                                         -------------------------------------------------------------------
CLASS A SHARES

             Without Sales Charge                     (1.02%)           (6.96%)        (2.58%)         6.78%
               With Sales Charge*                     (6.70%)           (8.78%)        (3.72%)         6.15%
                                         -------------------------------------------------------------------

CLASS B SHARES

                     Without CDSC                     (1.54%)           (7.43%)        (3.07%)         6.35%
                      With CDSC**                     (6.44%)           (8.21%)        (3.32%)         6.35%
                                         -------------------------------------------------------------------

CLASS C SHARES

                     Without CDSC                     (1.48%)           (7.42%)        (3.07%)         6.09%
                     With CDSC***                     (2.46%)           (7.42%)        (3.07%)         6.09%
                                         -------------------------------------------------------------------
SELECT SHARES                                         (0.60%)           (6.13%)        (1.89%)         7.26%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN-YEAR FUND PERFORMANCE (6/30/93 to 6/30/03)

            JPMORGAN GROWTH AND                  S&P 500/BARRA           LIPPER LARGE-CAP
            INCOME FUND (CLASS A)                VALUE INDEX             VALUE FUNDS INDEX
Jun-93                  $   9,425                    $  10,000                   $  10,000
Jul-93                  $   9,356                    $  10,124                   $   9,970
Aug-93                  $   9,638                    $  10,521                   $  10,373
Sep-93                  $   9,669                    $  10,517                   $  10,410
Oct-93                  $   9,729                    $  10,573                   $  10,589
Nov-93                  $   9,585                    $  10,384                   $  10,421
Dec-93                  $   9,753                    $  10,561                   $  10,643
Jan-94                  $  10,053                    $  11,053                   $  10,990
Feb-94                  $   9,872                    $  10,653                   $  10,726
Mar-94                  $   9,493                    $  10,215                   $  10,281
Apr-94                  $   9,474                    $  10,430                   $  10,408
May-94                  $   9,544                    $  10,604                   $  10,558
Jun-94                  $   9,362                    $  10,310                   $  10,304
Jul-94                  $   9,538                    $  10,658                   $  10,605
Aug-94                  $   9,851                    $  10,960                   $  11,034
Sep-94                  $   9,647                    $  10,574                   $  10,746
Oct-94                  $   9,744                    $  10,805                   $  10,922
Nov-94                  $   9,396                    $  10,367                   $  10,542
Dec-94                  $   9,420                    $  10,495                   $  10,661
Jan-95                  $   9,504                    $  10,779                   $  10,853
Feb-95                  $   9,884                    $  11,197                   $  11,257
Mar-95                  $  10,159                    $  11,506                   $  11,520
Apr-95                  $  10,319                    $  11,885                   $  11,856
May-95                  $  10,668                    $  12,414                   $  12,296
Jun-95                  $  10,940                    $  12,508                   $  12,562
Jul-95                  $  11,426                    $  12,940                   $  12,959
Aug-95                  $  11,495                    $  13,050                   $  13,038
Sep-95                  $  11,701                    $  13,504                   $  13,506
Oct-95                  $  11,477                    $  13,293                   $  13,398
Nov-95                  $  11,924                    $  13,990                   $  13,979
Dec-95                  $  12,017                    $  14,377                   $  14,205
Jan-96                  $  12,443                    $  14,807                   $  14,643
Feb-96                  $  12,558                    $  14,946                   $  14,807
Mar-96                  $  12,793                    $  15,296                   $  14,966
Apr-96                  $  12,973                    $  15,452                   $  15,170
May-96                  $  13,143                    $  15,685                   $  15,451
Jun-96                  $  13,098                    $  15,610                   $  15,460
Jul-96                  $  12,505                    $  14,951                   $  14,854
Aug-96                  $  12,941                    $  15,364                   $  15,240
Sep-96                  $  13,530                    $  16,021                   $  15,987
Oct-96                  $  13,726                    $  16,565                   $  16,324
Nov-96                  $  14,612                    $  17,832                   $  17,493
Dec-96                  $  14,344                    $  17,539                   $  17,197
Jan-97                  $  15,132                    $  18,348                   $  18,066
Feb-97                  $  15,124                    $  18,482                   $  18,210
Mar-97                  $  14,530                    $  17,850                   $  17,515
Apr-97                  $  15,112                    $  18,519                   $  18,294
May-97                  $  15,989                    $  19,680                   $  19,348
Jun-97                  $  16,603                    $  20,432                   $  20,155
Jul-97                  $  17,918                    $  22,067                   $  21,674
Aug-97                  $  17,269                    $  21,069                   $  20,747
Sep-97                  $  18,183                    $  22,304                   $  21,809
Oct-97                  $  17,685                    $  21,483                   $  21,150
Nov-97                  $  18,240                    $  22,302                   $  21,844
Dec-97                  $  18,579                    $  22,797                   $  22,093
Jan-98                  $  18,486                    $  22,516                   $  22,124
Feb-98                  $  19,795                    $  24,205                   $  23,580
Mar-98                  $  20,708                    $  25,432                   $  24,627
Apr-98                  $  20,851                    $  25,732                   $  24,878
May-98                  $  20,317                    $  25,369                   $  24,455
Jun-98                  $  20,703                    $  25,562                   $  24,912
Jul-98                  $  20,061                    $  25,008                   $  24,481
Aug-98                  $  16,994                    $  20,986                   $  21,140
Sep-98                  $  18,176                    $  22,262                   $  22,156
Oct-98                  $  19,292                    $  24,005                   $  23,931
Nov-98                  $  19,840                    $  25,256                   $  25,152
Dec-98                  $  21,199                    $  26,143                   $  26,122
Jan-99                  $  21,392                    $  26,671                   $  26,556
Feb-99                  $  20,498                    $  26,097                   $  25,948
Mar-99                  $  21,191                    $  26,888                   $  26,737
Apr-99                  $  22,409                    $  29,206                   $  28,311
May-99                  $  22,201                    $  28,689                   $  27,827
Jun-99                  $  22,938                    $  29,791                   $  29,055
Jul-99                  $  22,092                    $  28,873                   $  28,229
Aug-99                  $  21,475                    $  28,142                   $  27,716
Sep-99                  $  20,724                    $  27,042                   $  26,690
Oct-99                  $  21,766                    $  28,570                   $  27,977
Nov-99                  $  21,905                    $  28,401                   $  28,075
Dec-99                  $  22,915                    $  29,469                   $  28,939
Jan-00                  $  22,368                    $  28,532                   $  27,715
Feb-00                  $  21,587                    $  26,749                   $  26,548
Mar-00                  $  23,681                    $  29,539                   $  28,980
Apr-00                  $  23,378                    $  29,341                   $  28,658
May-00                  $  22,873                    $  29,432                   $  28,678
Jun-00                  $  22,559                    $  28,269                   $  28,363
Jul-00                  $  22,968                    $  28,835                   $  28,235
Aug-00                  $  24,346                    $  30,767                   $  29,870
Sep-00                  $  23,603                    $  30,761                   $  29,398
Oct-00                  $  23,695                    $  31,336                   $  29,633
Nov-00                  $  22,368                    $  29,731                   $  28,362
Dec-00                  $  23,022                    $  31,262                   $  29,505
Jan-01                  $  23,001                    $  32,582                   $  29,750
Feb-01                  $  21,731                    $  30,422                   $  28,316
Mar-01                  $  20,686                    $  29,220                   $  27,215
Apr-01                  $  22,213                    $  31,201                   $  28,758
May-01                  $  22,452                    $  31,529                   $  29,221
Jun-01                  $  21,579                    $  30,507                   $  28,426
Jul-01                  $  21,422                    $  29,979                   $  28,233
Aug-01                  $  20,066                    $  28,247                   $  26,911
Sep-01                  $  18,492                    $  25,563                   $  24,812
Oct-01                  $  18,603                    $  25,563                   $  24,974
Nov-01                  $  19,645                    $  27,186                   $  26,574
Dec-01                  $  19,922                    $  27,600                   $  26,976
Jan-02                  $  19,715                    $  26,843                   $  26,477
Feb-02                  $  19,660                    $  26,604                   $  26,331
Mar-02                  $  20,515                    $  27,967                   $  27,492
Apr-02                  $  19,477                    $  26,566                   $  26,321
May-02                  $  19,664                    $  26,672                   $  26,355
Jun-02                  $  18,356                    $  24,989                   $  24,518
Jul-02                  $  16,699                    $  22,288                   $  22,400
Aug-02                  $  16,839                    $  22,441                   $  22,550
Sep-02                  $  15,035                    $  19,876                   $  19,943
Oct-02                  $  16,389                    $  21,528                   $  21,407
Nov-02                  $  17,188                    $  23,041                   $  22,749
Dec-02                  $  16,374                    $  21,843                   $  21,666
Jan-03                  $  15,945                    $  21,245                   $  21,151
Feb-03                  $  15,466                    $  20,667                   $  20,622
Mar-03                  $  15,434                    $  20,640                   $  20,610
Apr-03                  $  16,815                    $  22,681                   $  22,349
May-03                  $  17,957                    $  24,351                   $  23,726
Jun-03                  $  18,170                    $  24,528                   $  23,996

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 9/23/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 1/25/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from June 30, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003                                                  (Unaudited)
(Amounts in thousands, except per share amounts)

ASSETS
Investment in Growth and Income Portfolio, at value               $     715,042
Receivables:
    Fund shares sold                                                          5
    Expense reimbursements                                                    2
-------------------------------------------------------------------------------
Total Assets                                                            715,049
-------------------------------------------------------------------------------
LIABILITIES
Payables:
    Distributions                                                         1,027
    Fund shares redeemed                                                    304
Accrued liabilities:
    Shareholder servicing fees                                              119
    Distribution fees                                                       182
    Trustees' fees -- deferred compensation plan                            155
    Other                                                                   205
-------------------------------------------------------------------------------
Total Liabilities                                                         1,992
-------------------------------------------------------------------------------
NET ASSETS
Paid in capital                                                         775,143
Accumulated undistributed
  (overdistributed) net investment income                                  (314)
Accumulated net realized gain
  (loss) on investment in Portfolio                                    (104,762)
Net unrealized appreciation
  (depreciation) of investment in Portfolio                              42,990
-------------------------------------------------------------------------------
Total Net Assets                                                  $     713,057
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value;
  unlimited number of shares authorized):
    Class A                                                              24,635
    Class B                                                               2,870
    Class C                                                                 219
    Select                                                                   25
Net Asset Value:
    Class A (and redemption price)                                $       25.75
    Class B*                                                      $       25.31
    Class C*                                                      $       24.50
    Select (and redemption price)                                 $       26.49
Class A Maximum Public Offering
  Price Per Share (net asset value per share/94.25%)              $       27.32
-------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)
(Amounts in thousands)

INVESTMENT INCOME
Allocated investment income from Portfolio                        $       7,113
Allocated expenses from Portfolio                                        (1,575)
-------------------------------------------------------------------------------
Total investment income                                                   5,538
-------------------------------------------------------------------------------

EXPENSES
Administration fees                                                         338
Shareholder servicing fees                                                  846
Distribution fees                                                         1,041
Printing and postage                                                         27
Professional fees                                                            22
Registration expenses                                                        40
Transfer agent fees                                                       1,154
Trustees' fees                                                                2
Accounting fees                                                              28
Other                                                                        33
-------------------------------------------------------------------------------
Total expenses                                                            3,531
-------------------------------------------------------------------------------
Less amounts waived                                                         508
Less expense reimbursements                                                   4
-------------------------------------------------------------------------------
    Net expenses                                                          3,019
-------------------------------------------------------------------------------
Net investment income (loss)                                              2,519
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) allocated from Portfolio                       (67,655)
Change in net unrealized appreciation
  (depreciation) allocated from Portfolio                               135,892
-------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                                  68,237
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $      70,756
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED                                            (Unaudited)
(Amounts in thousands)

                                                                     1/1/03
                                                                    THROUGH         YEAR ENDED
                                                                    6/30/03           12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                  $       2,519     $        6,461
Net realized gain (loss) allocated from Portfolio                   (67,655)           (35,742)
Change in net unrealized appreciation
  (depreciation) allocated from Portfolio                           135,892           (145,904)
----------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from operations                                                70,756           (175,185)
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                (2,781)            (6,124)
Net realized gain on investment transactions                             --             (7,200)
----------------------------------------------------------------------------------------------
    Total distributions to shareholders                              (2,781)           (13,324)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
    Increase (decrease) from capital share transactions             (60,250)          (171,948)
----------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                           7,725           (360,457)
----------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                 705,332          1,065,789
End of period                                                 $     713,057     $      705,332
Accumulated undistributed
  (overdistributed) net investment income                     $        (314)    $          (52)
----------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("JPMMFG" or the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. JPMorgan Growth and Income Fund ("GIF" or the "Fund") is a separate series of the Trust. The Fund offers Class A, Class B, Class C and Select shares.

JPMMFG was formerly named Mutual Fund Group. The name change went into effect May 1, 2003.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of June 30, 2003, the Fund owned 65.4% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS -- The Fund records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

D. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   CLASS A             CLASS B            CLASS C
    0.25                0.75               0.75

In addition, JPMFD receives the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.D.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Fund with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

   CLASS A       CLASS B      CLASS C      SELECT
    0.25          0.25         0.25         0.25

The Shareholder Servicing Agents waived fees as outlined in Note 3.D.

C. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.025% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentage of its respective average daily net assets as shown in the table below (%):

   CLASS A       CLASS B      CLASS C      SELECT
    1.30          1.80         1.80         0.90

The expense limitation percentages in the table above are due to expire on April 30, 2004.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.D.

D. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2003, the Fund's vendors waived fees and the Administrator contractually reimbursed expenses as follows (amounts in thousands):

                                      CONTRACTUAL WAIVERS
                       --------------------------------------------------
                                        SHAREHOLDER                            CONTRACTUAL
                       ADMINISTRATION     SERVICING  DISTRIBUTION   TOTAL   REIMBURSEMENTS
                             $    338       $   170        $   --  $  508            $   4

E. OTHER -- Certain officers of the Trusts are officers of JPMorgan or of BISYS or their subsidiaries.

4. CLASS SPECIFIC EXPENSES

The Fund's class specific expenses for the six months ended June 30, 2003, are as follows (amounts in thousands):

                           SHAREHOLDER
                             SERVICING    DISTRIBUTION    TRANSFER AGENT
Class A                        $   747        $    747          $  1,016
Class B                             92             275               124
Class C                              6              19                 9
Select                               1              --                 5
                               $   846        $  1,041          $  1,154

5. CLASS SPECIFIC DISTRIBUTIONS

The Fund's class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2003, and the year ended December 31, 2002, are as follows (amounts in thousands):

                                       SIX MONTHS ENDED 6/30/03                    YEAR ENDED 12/31/02
                                   --------------------------------------------------------------------------
                                                NET                                     NET
                                   INVESTMENT INCOME   REALIZED GAIN      INVESTMENT INCOME     REALIZED GAIN
Class A                                 $     2,632    $          --           $      5,792         $   6,083
Class B                                         135               --                    283             1,041
Class C                                          11               --                     21                52
Select                                            3               --                     28                24
-------------------------------------------------------------------------------------------------------------
                                        $     2,781    $          --           $      6,124         $   7,200
-------------------------------------------------------------------------------------------------------------

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Fund. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

The Fund had no borrowings outstanding at June 30, 2003, nor at anytime during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

8. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                        SIX MONTHS ENDED         YEAR ENDED
                                                           JUNE 30, 2003  DECEMBER 31, 2002
CLASS A

AMOUNT
    Shares sold                                            $      16,344        $    72,477
    Shares issued in reinvestment of distributions                 1,518             11,008
    Shares redeemed                                              (59,379)          (184,897)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding     $     (41,517)       $  (101,412)
-------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                      706              2,747
    Shares issued in reinvestment of distributions                    69                431
    Shares redeemed                                               (2,531)            (7,168)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding            (1,756)            (3,990)
-------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                            $       1,697        $     4,255
    Shares issued in reinvestment of distributions                    95              1,209
    Shares redeemed                                              (20,492)           (73,250)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding     $     (18,700)       $   (67,786)
-------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       72                163
    Shares issued in reinvestment of distributions                     4                 48
    Shares redeemed                                                 (903)            (2,855)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              (827)            (2,644)
-------------------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED         YEAR ENDED
                                                           JUNE 30, 2003  DECEMBER 31, 2002
CLASS C

AMOUNT
    Shares sold                                                $     282          $     696
    Shares issued in reinvestment of distributions                     8                 69
    Shares redeemed                                                 (523)            (1,835)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding         $    (233)         $  (1,070)
-------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       13                 28
    Shares issued in reinvestment of distributions                    --^                 3
    Shares redeemed                                                  (23)               (74)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               (10)               (43)
-------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                $     235          $     591
    Shares issued in reinvestment of distributions                     2                 43
    Shares redeemed                                                  (37)            (2,314)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding         $     200          $  (1,680)
-------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                       10                 20
    Shares issued in reinvestment of distributions                    --^                 2
    Shares redeemed                                                   (1)              (104)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                 9                (82)
-------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

JPMORGAN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

                                                                        CLASS A
                                          ---------------------------------------------------------------------------
                                            1/1/03       YEAR    11/1/01                  YEAR ENDED
                                           THROUGH      ENDED    THROUGH   ------------------------------------------
                                           6/30/03   12/31/02  12/31/01^   10/31/01    10/31/00   10/31/99   10/31/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $  23.31   $  28.83   $  26.95   $  40.71   $   43.65   $  43.24   $  46.21
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)              0.09@      0.21@      0.03       0.19        0.09@      0.18@      0.19@
    Net gains or losses on securities
      (both realized and unrealized)          2.45      (5.31)      1.88      (8.04)       3.31       5.07       3.59
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations          2.54      (5.10)      1.91      (7.85)       3.40       5.25       3.78
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income      0.10       0.21       0.03       0.21        0.03       0.17       0.19
    Distributions from capital gains            --       0.21         --       5.70        6.31       4.67       6.56
---------------------------------------------------------------------------------------------------------------------
    Total distributions                       0.10       0.42       0.03       5.91        6.34       4.84       6.75
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  25.75   $  23.31   $  28.83   $  26.95   $   40.71   $  43.65   $  43.24
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                           10.96%    (17.81)%     7.09%    (21.50)%      8.88%     12.82%      9.09%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)  $    634   $    615   $    876   $    833   $   1,131   $  1,385   $  1,499
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                             1.30%      1.30%      1.30%      1.30%       1.30%      1.26%      1.25%
    Net investment income (loss)              0.80%      0.81%      0.62%      0.59%       0.23%      0.41%      0.44%
    Expenses without waivers and
      reimbursements*                         1.45%      1.44%      1.30%      1.32%       1.30%      1.26%      1.25%
    Net investment income (loss) without
      waivers and reimbursements              0.65%      0.67%      0.62%      0.57%       0.23%      0.41%      0.44%
PORTFOLIO TURNOVER RATE~(a)                     21%        70%         0%        12%         30%       125%       113%
---------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, in which the Fund invested all of its investable assets.
  * Includes expenses allocated from the Portfolio.

       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS B
                                          ---------------------------------------------------------------------------
                                            1/1/03       YEAR    11/1/01                YEAR ENDED
                                           THROUGH      ENDED    THROUGH   ------------------------------------------
                                           6/30/03   12/31/02  12/31/01^   10/31/01    10/31/00   10/31/99   10/31/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $  22.91   $  28.32   $  26.48   $  40.09   $   43.25   $  42.92   $  45.96
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)              0.03@      0.08@      0.01       0.02       (0.11)@    (0.04)@    (0.02)@
    Net gains or losses on securities
      (both realized and unrealized)          2.41      (5.21)      1.83      (7.89)       3.26       5.04       3.54
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations          2.44      (5.13)      1.84      (7.87)       3.15       5.00       3.52
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income      0.04       0.07         --       0.04          --         --         --
    Distributions from capital gains            --       0.21         --       5.70        6.31       4.67       6.56
---------------------------------------------------------------------------------------------------------------------
    Total distributions                       0.04       0.28         --       5.74        6.31       4.67       6.56
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  25.31   $  22.91   $  28.32   $  26.48   $   40.09   $  43.25   $  42.92
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                           10.69%    (18.21)%     6.95%    (21.90)%      8.32%     12.29%      8.52%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)  $     73   $     85   $    180   $    185   $     409   $    528   $    542
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                             1.80%      1.80%      1.80%      1.80%       1.80%      1.76%      1.75%
    Net investment income (loss)              0.30%      0.30%      0.12%      0.10%      (0.27)%    (0.09)%    (0.06)%
    Expenses without waivers and
      reimbursements*                         1.95%      1.95%      1.80%      1.82%       1.80%      1.76%      1.75%
    Net investment income (loss) without
      waivers and reimbursements              0.15%      0.15%      0.12%      0.08%      (0.27)%    (0.09)%    (0.06)%
PORTFOLIO TURNOVER RATE~(a)                     21%        70%         0%        12%         30%       125%       113%
---------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, in which the Fund invested all of its investable assets.
  * Includes expenses allocated from the Portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                         CLASS C
                                          ---------------------------------------------------------------------------
                                            1/1/03       YEAR    11/1/01           YEAR ENDED                1/2/98**
                                           THROUGH      ENDED    THROUGH   -------------------------------    THROUGH
                                           6/30/03   12/31/02  12/31/01^   10/31/01    10/31/00   10/31/99   10/31/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $  22.19   $  27.47   $  25.68   $  39.10   $   42.34   $  42.13   $  41.64
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)              0.03@      0.08@      0.01       0.05       (0.11)@    (0.03)@    (0.02)@
    Net gains or losses on securities
      (both realized and unrealized)          2.33      (5.06)      1.78      (7.70)       3.18       4.94       0.68
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations          2.36      (4.98)      1.79      (7.65)       3.07       4.91       0.66
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income      0.05       0.09         --       0.07          --       0.03       0.09
    Distributions from capital gains            --       0.21         --       5.70        6.31       4.67       0.08
---------------------------------------------------------------------------------------------------------------------
    Total distributions                       0.05       0.30         --       5.77        6.31       4.70       0.17
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  24.50   $  22.19   $  27.47   $  25.68   $   39.10   $  42.34   $  42.13
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                           10.69%    (18.21)%     6.97%    (21.89)%      8.31%     12.29%      1.55%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)  $      5   $      5   $      7   $      7   $       9   $     10   $      5
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                             1.80%      1.80%      1.80%      1.80%       1.80%      1.76%      1.72%
    Net investment income (loss)              0.30%      0.31%      0.12%      0.09%      (0.27)%    (0.07)%    (0.05)%
    Expenses without waivers and
      reimbursements*                         1.95%      1.94%      1.80%      1.82%       1.80%      1.76%      1.72%
    Net investment income (loss) without
      waivers and reimbursements              0.15%      0.17%      0.12%      0.07%      (0.27)%    (0.07)%    (0.05)%
PORTFOLIO TURNOVER RATE~(a)                    21%         70%         0%        12%         30%       125%       113%
---------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, in which the Fund invested all of its investable assets.
  * Includes expenses allocated from the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         SELECT
                                          ---------------------------------------------------------------------------
                                            1/1/03       YEAR    11/1/01                  YEAR ENDED
                                           THROUGH      ENDED    THROUGH   ------------------------------------------
                                           6/30/03   12/31/02  12/31/01^   10/31/01    10/31/00   10/31/99   10/31/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $  23.98   $  29.64   $  27.72   $  40.99   $   43.89   $  43.43   $  46.35
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)              0.14@      0.32@      0.05       0.14        0.26@      0.35@      0.43@
    Net gains or losses on securities
      (both realized and unrealized)          2.52      (5.46)      1.93      (7.53)       3.33       5.12       3.50
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations          2.66      (5.14)      1.98      (7.39)       3.59       5.47       3.93
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income      0.15       0.31       0.06       0.18        0.18       0.34       0.29
    Distributions from capital gains            --       0.21         --       5.70        6.31       4.67       6.56
---------------------------------------------------------------------------------------------------------------------
    Total distributions                       0.15       0.52       0.06       5.88        6.49       5.01       6.85
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  26.49   $  23.98   $  29.64   $  27.72   $   40.99   $  43.89   $  43.43
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                              11.17%    (17.47)%     7.13%    (20.01)%      9.34%     13.30%      9.44%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)  $      1   $     --+  $      3   $      3   $       5   $     15   $     24
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                             0.90%      0.90%      0.90%      0.89%       0.89%      0.85%      0.85%
    Net investment income (loss)              1.19%      1.16%      1.02%      0.93%       0.64%      0.80%      0.95%
    Expenses without waivers and
      reimbursements*                         2.66%      1.56%      3.34%      2.07%       0.93%      0.85%      0.85%
    Net investment income (loss) without
      waivers and reimbursements             (0.57)%     0.50%     (1.42)%    (0.25)%      0.60%      0.80%      0.95%
PORTFOLIO TURNOVER RATE~(a)                     21%        70%         0%        12%         30%       125%       113%
---------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from October 31 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income
    Portfolio, in which the Fund invested all of its investable assets.
  * Includes expenses allocated from the Portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2003                                                  (Unaudited)
(Amounts in thousands)

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.8%

          COMMON STOCKS -- 96.8%

          AEROSPACE -- 2.3%
   120    General Dynamics Corp.                      $     8,671
   238    United Technologies Corp.                        16,858
          -------------------------------------------------------
                                                           25,529
          -------------------------------------------------------

          APPAREL -- 1.1%
    92    Nike, Inc., Class B                               4,937
   210    VF Corp.                                          7,117
          -------------------------------------------------------
                                                           12,054
          -------------------------------------------------------

          AUTOMOTIVE -- 0.5%
   155    Genuine Parts Co. (l)                             4,946

          BANKING -- 11.6%
   251    Bank of America Corp.                            19,813
   369    BB&T Corp.                                       12,640
   235    North Fork Bancorporation, Inc. (l)               7,987
   172    PNC Financial Services Group, Inc.                8,390
   304    SunTrust Banks, Inc.                             18,027
   318    The Bank of New York Co., Inc.                    9,145
   856    U.S. Bancorp                                     20,965
   330    Wachovia Corp.                                   13,187
   326    Wells Fargo & Co.                                16,451
          -------------------------------------------------------
                                                          126,605
          -------------------------------------------------------

          BROADCASTING/CABLE -- 0.6%
   195    EchoStar Communications Corp., Class A*           6,741

          BUSINESS SERVICES -- 1.9%
   106    Automatic Data Processing, Inc.                   3,582
   350    Equifax, Inc.                                     9,095
   452    IMS Health, Inc.                                  8,137
          -------------------------------------------------------
                                                           20,814
          -------------------------------------------------------

          CHEMICALS -- 0.5%
   112    PPG Industries, Inc.                              5,693

          COMPUTER SOFTWARE -- 0.9%
   429    Computer Associates International, Inc.           9,551

          COMPUTERS/COMPUTER HARDWARE -- 2.9%
   433    Hewlett-Packard Co.                               9,219
   135    International Business Machines Corp.       $    11,104
   136    Lexmark International, Inc.*                      9,632
   117    Seagate Technology (Cayman Islands)*              2,057
          -------------------------------------------------------
                                                           32,012
          -------------------------------------------------------

          CONSTRUCTION -- 0.3%
   303    Clayton Homes, Inc.                               3,805

          CONSTRUCTION MATERIALS -- 0.9%
   278    Vulcan Materials Co.                             10,287

          CONSUMER PRODUCTS -- 1.9%
   448    Altria Group, Inc.                               20,334

          DIVERSIFIED -- 0.7%
   412    Tyco International LTD (Bermuda)                  7,822

          ENTERTAINMENT/LEISURE -- 0.8%
   273    Carnival Corp. (l)                                8,878

          ENVIRONMENTAL SERVICES -- 0.9%
   411    Waste Management, Inc. (l)                        9,896

          FINANCIAL SERVICES -- 13.1%
   459    American Express Co.                             19,178
 1,184    Citigroup, Inc.                                  50,690
   249    Freddie Mac                                      12,662
   256    Golden West Financial Corp.                      20,467
   527    Janus Capital Group, Inc.                         8,641
    94    Merrill Lynch & Co., Inc.                         4,388
   266    Prudential Financial, Inc.                        8,948
   271    T. Rowe Price Group, Inc.                        10,219
   217    Washington Mutual, Inc.                           8,966
          -------------------------------------------------------
                                                          144,159
          -------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 2.6%
    68    Brown-Forman Corp., Class B                       5,381
   453    Kraft Foods, Inc., Class A                       14,745
   182    PepsiCo, Inc.                                     8,108
          -------------------------------------------------------
                                                           28,234
          -------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
   117    WellPoint Health Networks, Inc.* (l)        $     9,829

          INSURANCE -- 9.0%
   546    American International Group, Inc.               30,147
   115    Chubb Corp.                                       6,912
   185    Hartford Financial Services Group, Inc.           9,301
   115    John Hancock Financial Services, Inc.             3,540
   209    Marsh & McLennan Companies, Inc.                 10,679
   277    MGIC Investment Corp.                            12,924
   144    Principal Financial Group, Inc. (l)               4,628
   258    SAFECO Corp.                                      9,113
   708    Travelers Property Casualty Corp.,
            Class A (l)                                    11,255
          -------------------------------------------------------
                                                           98,499
          -------------------------------------------------------

          MANUFACTURING -- 1.6%
   168    Cooper Industries LTD, Class A                    6,918
   383    Honeywell International, Inc.                    10,289
          -------------------------------------------------------
                                                           17,207
          -------------------------------------------------------

          METALS/MINING -- 0.5%
   230    Alcoa, Inc.                                       5,857

          MULTI-MEDIA -- 8.9%
 1,276    AOL Time Warner, Inc.*                           20,531
   403    Comcast Corp., Class A*                          12,149
   132    Dow Jones & Co., Inc.                             5,697
   120    Gannett Co., Inc.                                 9,240
    41    Knight Ridder, Inc.                               2,854
 1,771    Liberty Media Corp., Class A*                    20,476
    88    The E.W. Scripps Co., Class A                     7,843
   385    The Walt Disney Co.                               7,594
   247    Viacom, Inc., Class B*                           10,800
          -------------------------------------------------------
                                                           97,184
          -------------------------------------------------------

          OIL & GAS -- 10.3%
   215    Burlington Resources, Inc. (l)                   11,625
   322    ChevronTexaco Corp.                              23,247
   341    ConocoPhillips                                   18,682
   234    Devon Energy Corp.                               12,506
 1,281    Exxon Mobil Corp.                                46,015
          -------------------------------------------------------
                                                          112,075
          -------------------------------------------------------

          PHARMACEUTICALS -- 1.7%
   223    Pfizer, Inc.                                $     7,602
   232    Wyeth                                            10,554
          -------------------------------------------------------
                                                           18,156
          -------------------------------------------------------

          PIPELINES -- 1.3%
   269    Kinder Morgan, Inc.                              14,717

          REAL ESTATE -- 0.6%
   299    Brookfield Properties Corp. (Canada)              6,360

          REAL ESTATE INVESTMENT TRUST -- 0.7%
   220    Public Storage, Inc.                              7,448

          RESTAURANTS/FOOD SERVICES -- 0.9%
   247    Outback Steakhouse, Inc.                          9,645

          RETAILING -- 4.2%
   132    AutoZone, Inc.*                                  10,051
   364    CarMax, Inc.* (l)                                10,982
   861    Circuit City Stores, Inc.                         7,576
   348    Home Depot, Inc.                                 11,529
   279    The TJX Companies, Inc.                           5,262
          -------------------------------------------------------
                                                           45,400
          -------------------------------------------------------

          TELECOMMUNICATIONS -- 7.5%
   367    Alltel Corp.                                     17,682
   212    BellSouth Corp.                                   5,638
   750    General Motors - Hughes
            Electronics Corp., Class H*                     9,601
   959    SBC Communications, Inc.                         24,510
   611    Verizon Communications, Inc.                     24,093
          -------------------------------------------------------
                                                           81,524
          -------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 0.5%
   161    QUALCOMM, Inc.                                    5,738

          TOYS & GAMES -- 0.9%
   518    Mattel, Inc.                                      9,808

          UTILITIES -- 3.8%
   224    Consolidated Edison, Inc.                         9,699

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          UTILITIES -- CONTINUED
   194    Dominion Resources, Inc.                    $    12,488
   304    Energy East Corp.                                 6,315
   327    FirstEnergy Corp.                                12,585
          -------------------------------------------------------
                                                           41,087
          -------------------------------------------------------
          Total Common Stocks                           1,057,894
          (Cost $992,240)
          -------------------------------------------------------

SHORT-TERM INVESTMENT -- 3.2%

          MONEY MARKET FUND -- 3.2%
34,539    JPMorgan Prime Money Market Fund (a)             34,539
          (Cost $34,539)
          -------------------------------------------------------
          Total Investments -- 100.0%                 $ 1,092,433
          (Cost $1,026,779)
          -------------------------------------------------------

SHARES    COLLATERAL INVESTMENTS                            VALUE
-----------------------------------------------------------------
          MONEY MARKET FUNDS (c)
 2,504    Merrill Lynch Premier Institution
          Money Market Fund                           $     2,504
 2,504    Reserve Primary Money Market Fund                 2,504
          -------------------------------------------------------
                                                      $     5,008
          -------------------------------------------------------

Abbreviations:

*     -- Non-income producing security.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)   -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of the security, has been delivered to a counterparty as part of a security lending transaction.

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2003                                                 (Unaudited)
(Amounts in thousands)

ASSETS
Investment securities, at value                                  $     1,092,433
Investments held as collateral for securities lending program              5,008
Cash                                                                           3
Receivables:
    Investment securities sold                                             4,894
    Interest and dividends                                                 1,123
    Security lending (net)                                                     1
--------------------------------------------------------------------------------
Total Assets                                                           1,103,462
--------------------------------------------------------------------------------

LIABILITIES
Payables:
    Investment securities purchased                                        4,780
    Collateral for securities lending program                              5,008
Accrued liabilities:
    Investment advisory fees                                                 364
    Administration fees                                                       46
    Custodian fees                                                             8
    Trustees' fees -- deferred compensation plan                             176
    Other                                                                     46
--------------------------------------------------------------------------------
Total Liabilities                                                         10,428
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS         $     1,093,034
--------------------------------------------------------------------------------
Cost of investments                                              $     1,026,779
--------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)
(Amounts in thousands)

INVESTMENT INCOME
Dividend                                                         $        10,517
Dividend income from affiliated investments*                                 183
Securities lending (net)                                                      34
Foreign taxes withheld                                                        (8)
--------------------------------------------------------------------------------
Total investment income                                                   10,726
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                   2,045
Administration fees                                                          256
Custodian fees                                                                10
Accounting fees                                                                6
Professional fees                                                             43
Trustees' fees                                                                 3
Other                                                                         15
--------------------------------------------------------------------------------
Total expenses                                                             2,378
--------------------------------------------------------------------------------
Net investment income (loss)                                               8,348
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from investments               (101,725)
Change in net unrealized appreciation
  (depreciation) of investments                                          205,586
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   103,861
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            $       112,209
--------------------------------------------------------------------------------
*  Includes reimbursements of  investment advisory and
   administration fees:                                          $            26
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED                                            (Unaudited)
(Amounts in thousands)

                                                                1/1/03
                                                               THROUGH         YEAR ENDED
                                                               6/30/03           12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                             $       8,348       $     21,760
Net realized gain (loss) on investments                       (101,725)           (68,049)
Change in net unrealized appreciation
  (depreciation) of investments                                205,586           (205,933)
-----------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations          112,209           (252,222)
-----------------------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                   32,793            126,703
Withdrawals                                                   (116,718)          (399,691)
-----------------------------------------------------------------------------------------
    Increase (decrease) from transactions in investors'
      beneficial interest                                      (83,925)          (272,988)
-----------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                     28,284           (525,210)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                          1,064,750          1,589,960
End of period                                            $   1,093,034       $  1,064,750
-----------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

Growth and Income Portfolio ("GIP" or the "Portfolio") is separately registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Portfolio) acting as lending agent to certain borrowers. By lending investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement. At June 30, 2003, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                    MARKET VALUE OF          MARKET VALUE OF
                  SECURITIES LOANED      COLLATERAL RECEIVED
                           $ 4,940                  $ 5,008

JPMCB as lending agent received a fee of $15 (amount in thousands) from the Portfolio, which is equal to 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans on non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. EXPENSES -- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

F. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement,
J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM" or "Advisor") acts as the investment advisor to the Portfolio. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

D. OTHER -- The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

For the six months ended June 30, 2003, the Portfolio did not purchase any securities from brokers/dealers affiliated with JPMCB.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                       PURCHASES             SALES
                                                 (EXCLUDING U.S.   (EXCLUDING U.S.
                                                     GOVERNMENT)       GOVERNMENT)
                                                       $ 210,459         $ 304,997

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows (amounts in thousands):

                                                                        GROSS           GROSS    NET UNREALIZED
                                                   AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                                        COST     APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                                 $ 1,026,779        $ 118,486       $ (52,832)         $ 65,654

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Portfolio could borrow money for temporary or emergency purposes. The Portfolio had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement expired on April 16, 2003.

The Portfolio had no borrowings outstanding at June 30, 2003, nor at any time during the period then ended.

7. SUBSEQUENT EVENTS

On or about September 1, 2003, JPMFAM and Robert Fleming, Inc. ("RFI") will merge into J.P. Morgan Investment Management, Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of JPMFAM and RFI.

In addition, on or about October 1, 2003, it is expected that JPMIM will change from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

SUPPLEMENTARY DATA                                                   (Unaudited)

                                        1/1/03       YEAR    11/1/01                   YEAR ENDED
                                       THROUGH      ENDED    THROUGH    ---------------------------------------
                                       6/30/03   12/31/02  12/31/01*    10/31/01  10/31/00   10/31/99  10/31/98
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                         0.46%      0.47%      0.46%      0.47%      0.47%      0.47%     0.47%
    Net investment income (loss)         1.63%      1.64%      1.45%      1.43%      1.05%      1.20%     1.21%
    Expenses without reimbursements      0.46%      0.47%      0.46%      0.48%      0.47%      0.47%     0.47%
    Net investment income (loss)
      without reimbursements             1.63%      1.64%      1.45%      1.42%      1.05%      1.20%     1.21%
PORTFOLIO TURNOVER RATE(a)                 21%        70%         0%        12%        30%       125%      113%
===============================================================================================================
TOTAL RETURN(a)                          11.5%     (15.9)%      7.1%     (18.7)%      9.1%      14.1%      8.7%
===============================================================================================================

 * The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.
(a) Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

The financial information in this report has been taken from the books and records of the fund without examination by independent auditors, who express no opinion thereto.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center                                  PRSRT STD
       393 Manley Street                                         U.S. POSTAGE
 West Bridgewater, MA 02379-1039                                     PAID
                                                                  PERMIT 2891
                                                                KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003 All rights reserved,
August 2003                                                          SAN-GIF-603

GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2003                                                  (Unaudited)
(Amounts in thousands)

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.8%

          COMMON STOCKS -- 96.8%

          AEROSPACE -- 2.3%
   120    General Dynamics Corp.                      $     8,671
   238    United Technologies Corp.                        16,858
          -------------------------------------------------------
                                                           25,529
          -------------------------------------------------------

          APPAREL -- 1.1%
    92    Nike, Inc., Class B                               4,937
   210    VF Corp.                                          7,117
          -------------------------------------------------------
                                                           12,054
          -------------------------------------------------------

          AUTOMOTIVE -- 0.5%
   155    Genuine Parts Co. (l)                             4,946

          BANKING -- 11.6%
   251    Bank of America Corp.                            19,813
   369    BB&T Corp.                                       12,640
   235    North Fork Bancorporation, Inc. (l)               7,987
   172    PNC Financial Services Group, Inc.                8,390
   304    SunTrust Banks, Inc.                             18,027
   318    The Bank of New York Co., Inc.                    9,145
   856    U.S. Bancorp                                     20,965
   330    Wachovia Corp.                                   13,187
   326    Wells Fargo & Co.                                16,451
          -------------------------------------------------------
                                                          126,605
          -------------------------------------------------------

          BROADCASTING/CABLE -- 0.6%
   195    EchoStar Communications Corp., Class A*           6,741

          BUSINESS SERVICES -- 1.9%
   106    Automatic Data Processing, Inc.                   3,582
   350    Equifax, Inc.                                     9,095
   452    IMS Health, Inc.                                  8,137
          -------------------------------------------------------
                                                           20,814
          -------------------------------------------------------

          CHEMICALS -- 0.5%
   112    PPG Industries, Inc.                              5,693

          COMPUTER SOFTWARE -- 0.9%
   429    Computer Associates International, Inc.           9,551

          COMPUTERS/COMPUTER HARDWARE -- 2.9%
   433    Hewlett-Packard Co.                               9,219
   135    International Business Machines Corp.       $    11,104
   136    Lexmark International, Inc.*                      9,632
   117    Seagate Technology (Cayman Islands)*              2,057
          -------------------------------------------------------
                                                           32,012
          -------------------------------------------------------

          CONSTRUCTION -- 0.3%
   303    Clayton Homes, Inc.                               3,805

          CONSTRUCTION MATERIALS -- 0.9%
   278    Vulcan Materials Co.                             10,287

          CONSUMER PRODUCTS -- 1.9%
   448    Altria Group, Inc.                               20,334

          DIVERSIFIED -- 0.7%
   412    Tyco International LTD (Bermuda)                  7,822

          ENTERTAINMENT/LEISURE -- 0.8%
   273    Carnival Corp. (l)                                8,878

          ENVIRONMENTAL SERVICES -- 0.9%
   411    Waste Management, Inc. (l)                        9,896

          FINANCIAL SERVICES -- 13.1%
   459    American Express Co.                             19,178
 1,184    Citigroup, Inc.                                  50,690
   249    Freddie Mac                                      12,662
   256    Golden West Financial Corp.                      20,467
   527    Janus Capital Group, Inc.                         8,641
    94    Merrill Lynch & Co., Inc.                         4,388
   266    Prudential Financial, Inc.                        8,948
   271    T. Rowe Price Group, Inc.                        10,219
   217    Washington Mutual, Inc.                           8,966
          -------------------------------------------------------
                                                          144,159
          -------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 2.6%
    68    Brown-Forman Corp., Class B                       5,381
   453    Kraft Foods, Inc., Class A                       14,745
   182    PepsiCo, Inc.                                     8,108
          -------------------------------------------------------
                                                           28,234
          -------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
   117    WellPoint Health Networks, Inc.* (l)        $     9,829

          INSURANCE -- 9.0%
   546    American International Group, Inc.               30,147
   115    Chubb Corp.                                       6,912
   185    Hartford Financial Services Group, Inc.           9,301
   115    John Hancock Financial Services, Inc.             3,540
   209    Marsh & McLennan Companies, Inc.                 10,679
   277    MGIC Investment Corp.                            12,924
   144    Principal Financial Group, Inc. (l)               4,628
   258    SAFECO Corp.                                      9,113
   708    Travelers Property Casualty Corp.,
            Class A (l)                                    11,255
          -------------------------------------------------------
                                                           98,499
          -------------------------------------------------------

          MANUFACTURING -- 1.6%
   168    Cooper Industries LTD, Class A                    6,918
   383    Honeywell International, Inc.                    10,289
          -------------------------------------------------------
                                                           17,207
          -------------------------------------------------------

          METALS/MINING -- 0.5%
   230    Alcoa, Inc.                                       5,857

          MULTI-MEDIA -- 8.9%
 1,276    AOL Time Warner, Inc.*                           20,531
   403    Comcast Corp., Class A*                          12,149
   132    Dow Jones & Co., Inc.                             5,697
   120    Gannett Co., Inc.                                 9,240
    41    Knight Ridder, Inc.                               2,854
 1,771    Liberty Media Corp., Class A*                    20,476
    88    The E.W. Scripps Co., Class A                     7,843
   385    The Walt Disney Co.                               7,594
   247    Viacom, Inc., Class B*                           10,800
          -------------------------------------------------------
                                                           97,184
          -------------------------------------------------------

          OIL & GAS -- 10.3%
   215    Burlington Resources, Inc. (l)                   11,625
   322    ChevronTexaco Corp.                              23,247
   341    ConocoPhillips                                   18,682
   234    Devon Energy Corp.                               12,506
 1,281    Exxon Mobil Corp.                                46,015
          -------------------------------------------------------
                                                          112,075
          -------------------------------------------------------

          PHARMACEUTICALS -- 1.7%
   223    Pfizer, Inc.                                $     7,602
   232    Wyeth                                            10,554
          -------------------------------------------------------
                                                           18,156
          -------------------------------------------------------

          PIPELINES -- 1.3%
   269    Kinder Morgan, Inc.                              14,717

          REAL ESTATE -- 0.6%
   299    Brookfield Properties Corp. (Canada)              6,360

          REAL ESTATE INVESTMENT TRUST -- 0.7%
   220    Public Storage, Inc.                              7,448

          RESTAURANTS/FOOD SERVICES -- 0.9%
   247    Outback Steakhouse, Inc.                          9,645

          RETAILING -- 4.2%
   132    AutoZone, Inc.*                                  10,051
   364    CarMax, Inc.* (l)                                10,982
   861    Circuit City Stores, Inc.                         7,576
   348    Home Depot, Inc.                                 11,529
   279    The TJX Companies, Inc.                           5,262
          -------------------------------------------------------
                                                           45,400
          -------------------------------------------------------

          TELECOMMUNICATIONS -- 7.5%
   367    Alltel Corp.                                     17,682
   212    BellSouth Corp.                                   5,638
   750    General Motors - Hughes
            Electronics Corp., Class H*                     9,601
   959    SBC Communications, Inc.                         24,510
   611    Verizon Communications, Inc.                     24,093
          -------------------------------------------------------
                                                           81,524
          -------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 0.5%
   161    QUALCOMM, Inc.                                    5,738

          TOYS & GAMES -- 0.9%
   518    Mattel, Inc.                                      9,808

          UTILITIES -- 3.8%
   224    Consolidated Edison, Inc.                         9,699

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          UTILITIES -- CONTINUED
   194    Dominion Resources, Inc.                    $    12,488
   304    Energy East Corp.                                 6,315
   327    FirstEnergy Corp.                                12,585
          -------------------------------------------------------
                                                           41,087
          -------------------------------------------------------
          Total Common Stocks                           1,057,894
          (Cost $992,240)
          -------------------------------------------------------

SHORT-TERM INVESTMENT -- 3.2%

          MONEY MARKET FUND -- 3.2%
34,539    JPMorgan Prime Money Market Fund (a)             34,539
          (Cost $34,539)
          -------------------------------------------------------
          Total Investments -- 100.0%                 $ 1,092,433
          (Cost $1,026,779)
          -------------------------------------------------------

SHARES    COLLATERAL INVESTMENTS                            VALUE
-----------------------------------------------------------------
          MONEY MARKET FUNDS (c)
 2,504    Merrill Lynch Premier Institution
          Money Market Fund                           $     2,504
 2,504    Reserve Primary Money Market Fund                 2,504
          -------------------------------------------------------
                                                      $     5,008
          -------------------------------------------------------

Abbreviations:

*     -- Non-income producing security.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)   -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of the security, has been delivered to a counterparty as part of a security lending transaction.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Funds Fulfillment Center                                  PRSRT STD
       393 Manley Street                                         U.S. POSTAGE
 West Bridgewater, MA 02379-1039                                     PAID
                                                                  PERMIT 2891
                                                                KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003 All rights reserved,
August 2003                                                          SAN-GIF-603

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1.THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO ITS PURPOSE.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 AND 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Growth & Income Portfolio
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ David Wezdenko
                         -------------------------------------------------------
                                                  David Wezdenko, Treasurer

Date  August 25, 2003
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David Wezdenko
                         -------------------------------------------------------
                                                  David Wezdenko, Treasurer

Date  August 25, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ George C.W. Gatch
                         -------------------------------------------------------
                                                  George C.W. Gatch, President

Date  August 25, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.